Commitments and contingencies - Future minimum payments, cooperation agreements (Details) - Mar. 31, 2019 - Co-operation agreement ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Future minimum payments under cooperation agreements
2020	$ 924	¥ 6,200
2021	924	6,200
2022	663	4,450
2023	477	3,200
2024	477	3,200
2025 and thereafter	2,662	17,867
Total payments	$ 6,127	¥ 41,117